RELATED PARTY TRANSACTIONS - Related Party balances (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 24, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Loan provided to related party			¥ 33,383	$ 4,573
Loan collected from related parties			7,792	$ 1,067
Related Party | Tarena Technologies Inc.
RELATED PARTY TRANSACTIONS
Loan collected from related parties		¥ 7,000
Support services provided by related party			10,942
Amount receivable for comprehensive services	¥ 0		0
Support services provided to related party			3,338
Related Party | Tarena Hangzhou
RELATED PARTY TRANSACTIONS
Loan collected from related parties	4,792
Purchase of building	21,591
Loans receivable	¥ 21,591
Related Party | Tarena Technologies And Tarena Hangzhou
RELATED PARTY TRANSACTIONS
Loan provided to related party			¥ 33,383
Related Party | IT Professional Education | Tarena Technologies Inc. | Divestiture
RELATED PARTY TRANSACTIONS
Disposal group consideration					¥ 1
Related Party | IT Professional Education | Tarena Hangzhou | Divestiture
RELATED PARTY TRANSACTIONS
Disposal group consideration					¥ 1